Average Annual Total Returns - LVIP Dimensional US Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	15.30%	10.98%	8.91%	May 02, 2011	15.01%	10.70%	8.64%	May 02, 2011	20.89%	15.43%	13.22%